Leases (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of leases [Abstract]
Disclosure of quantitative information about right-of-use assets

($ millions)	Office (1)	Fleet Vehicles	Equipment	Total
Right-of-use asset at cost	124.8	37.2	38.6	200.6
Accumulated depreciation	(65.1)	(23.0)	(9.7)	(97.8)
Net carrying amount	59.7	14.2	28.9	102.8

Reconciliation of movements during the year
Cost, beginning of year	121.9	28.5	11.1	161.5
Accumulated depreciation, beginning of year	(55.4)	(20.4)	(7.6)	(83.4)
Net carrying amount, beginning of year	66.5	8.1	3.5	78.1

Net carrying amount, beginning of year	66.5	8.1	3.5	78.1
Acquisitions through business combinations	3.0	0.6	0.7	4.3
Additions	0.8	10.6	26.8	38.2
Dispositions	(0.1)	(0.9)	—	(1.0)
Depreciation	(10.5)	(4.2)	(2.1)	(16.8)
Net carrying amount, end of year	59.7	14.2	28.9	102.8
(1)A portion of the Company's office space is subleased. During the year ended December 31, 2023, the Company recorded sublease income of $3.7 million (year ended December 31, 2022 - $3.6 million) as a component of other income.

Disclosure of additional information about leasing activities for lessee

($ millions)	2023	2022
Lease liability, beginning of year	124.1	141.4
Acquisitions through business combinations	4.3	—
Additions	38.2	3.8
Dispositions	(1.1)	—
Financing	5.2	5.7
Payments on lease liability	(26.0)	(26.1)
Other	—	(0.7)
Lease liability, end of year	144.7	124.1
Expected to be incurred within one year	40.5	24.9
Expected to be incurred beyond one year	104.2	99.2

Disclosure of maturity analysis of finance lease payments receivable
The undiscounted cash flows relating to the lease liability are as follows:

($ millions)	December 31, 2023
1 year	41.8
2 to 3 years	59.6
4 to 5 years	35.5
More than 5 years	25.2
Total (1)	162.1
(1)Includes both the principal and amounts representing interest.